07054698

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33475

Michael S. Emon
Senior Vice President
Listing Qualifications

CERTNAS

By Facsimile and First Class Mail

May 16, 2007

RECD S.E.C.
MAY 16 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 18 2007
B THOMSON FINANCIAL

Dear Ms. Peters:

This is to certify that on May 16, 2007 The Nasdaq Stock Market (the "Exchange") received from Tier Technologies, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share
(including associated Series A Junior Participating Preferred Stock Purchase Rights)

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END